LONG-TERM OPERATING COMMITMENTS - Purchase of energy (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
2022
Purchase of energy
Total	R$ 2,779,538
2022 | Eletronorte
Purchase of energy
Total	1,003,458
2022 | Furnas
Purchase of energy
Total	884,723
2022 | CGT Eletrosul
Purchase of energy
Total	660,908
2022 | Chesf
Purchase of energy
Total	230,449
2023
Purchase of energy
Total	2,712,033
2023 | Eletronorte
Purchase of energy
Total	1,003,458
2023 | Furnas
Purchase of energy
Total	839,464
2023 | CGT Eletrosul
Purchase of energy
Total	644,461
2023 | Chesf
Purchase of energy
Total	224,650
2024
Purchase of energy
Total	2,686,225
2024 | Eletronorte
Purchase of energy
Total	1,003,458
2024 | Furnas
Purchase of energy
Total	1,038,768
2024 | CGT Eletrosul
Purchase of energy
Total	407,749
2024 | Chesf
Purchase of energy
Total	236,250
2025
Purchase of energy
Total	2,007,356
2025 | Eletronorte
Purchase of energy
Total	355,622
2025 | Furnas
Purchase of energy
Total	1,031,850
2025 | CGT Eletrosul
Purchase of energy
Total	397,004
2025 | Chesf
Purchase of energy
Total	222,880
2026
Purchase of energy
Total	1,625,756
2026 | Furnas
Purchase of energy
Total	1,005,103
2026 | CGT Eletrosul
Purchase of energy
Total	397,163
2026 | Chesf
Purchase of energy
Total	223,490
After 2026
Purchase of energy
Total	10,726,488
After 2026 | Furnas
Purchase of energy
Total	5,342,248
After 2026 | CGT Eletrosul
Purchase of energy
Total	3,106,350
After 2026 | Chesf
Purchase of energy
Total	R$ 2,277,890